Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Cash	$ 756,803	$ 84,836
Prepaid Expenses	179,867	2,258
Total current assets	936,670	87,094
Deferred offering costs		235,111
Marketable securities held in Trust Account	116,155,315
Total assets	117,091,985	322,205
Liabilities and Stockholders’ Equity
Accrued offering costs and expenses	152,879	156,201
Promissory note – related party		150,000
Total current liabilities	152,879	306,201
Deferred underwriting fee	4,220,500
Warrant liability	5,531,106
Total liabilities	9,904,485	306,201
Commitments and Contingencies
Common Stock subject to possible redemption, 10,117,574 and no shares at redemption value at June 30, 2021 and December 31, 2020, respectively	102,187,499
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized;4,674,626 and 2,875,000 shares issued and outstanding (excluding 10,117,574 and no shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively	467	288	[1]
Additional paid-in capital	4,237,471	24,712
Accumulated deficit	762,063	(8,996)
Total stockholders’ equity	5,000,001	16,004
Total Liabilities and Stockholders’ Equity	$ 117,091,985	$ 322,205

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).